CONSOLIDATED BALANCE SHEETS (Successor [Member], USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Dec. 28, 2012
Successor [Member]
Current Assets:
Cash and cash equivalents	$ 9,026	$ 17,505
Accounts receivable - trade (net of allowance for doubtful accounts of $2,101 and $528)	185,546	157,487
Inventories	261,224	249,551
Prepaid expenses and other current assets	33,812	32,984
Income taxes receivable	10,337	16,643
Deferred income taxes	16,892	17,149
Total current assets	516,837	491,319
Property and equipment, net	58,244	61,747
Goodwill	501,493	501,493
Other intangible assets, net	453,075	476,888
Other assets	9,977	9,586
Total assets	1,539,626	1,541,033
Current Liabilities:
Accounts payable	123,145	113,603
Accrued expenses and other current liabilities	68,285	49,378
Accrued interest	16,204	18,230
Current portion of capital leases	302	521
Total current liabilities	207,936	181,732
Long-Term Liabilities:
Deferred income taxes	169,777	182,164
Long-term debt, net of current portion	804,152	813,994
Capital leases, net of current portion	46	226
Other liabilities	3,285	5,447
Total liabilities	1,185,196	1,183,563
Commitments and contingencies (see Note 6)
Stockholders' Equity:
Common stock; $0.01 par value, 2,500,000 authorized; 1,477,602 issued and outstanding as of September 27, 2013, and 1,474,465 issued and outstanding as of December 28, 2012	15	15
Additional paid-in capital	390,665	385,932
Accumulated deficit	(35,958)	(28,444)
Accumulated other comprehensive loss	(292)	(33)
Total stockholders' equity	354,430	357,470
Total liabilities and stockholders' equity	$ 1,539,626	$ 1,541,033